Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Lease expense
(Dollars in thousands)
	December 31, 2024	December 31, 2023

Operating lease cost	$840	$815

Other information:
Cash paid for amounts included in the measurement of lease liabilities	819	787
Operating cash flows from operating leases	-	-
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	-	370
Weighted-average remaining lease term - operating leases	7.91	8.45
Weighted-average discount rate - operating leases	2.80%	2.73%

Maturity analysis of operating lease liabilities
(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2024

2025	$773
2026	650
2027	612
2028	510
2029	422
Thereafter	1,694
Total	4,661
Less: Imputed Interest	(525)
Operating Lease Liability	$4,136